Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy Regarding the Timing of Equity Awards
While we have not adopted a formal policy regarding the timing of equity awards, the Compensation Committee has historically made annual equity award grants to our NEOs during the first quarter of the fiscal year. The timing of initial grants is driven by the date of hire of our new employees. The Board of Directors and Compensation Committee meeting schedules, for review and approval of annual grants, are usually established several months in advance for the calendar year. We do not time the granting of RSUs or stock options with any favorable or unfavorable news released by the Company. We do not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates. We did not grant stock options to any of our NEOs in 2025 and have never granted stock appreciation rights.

Award Timing Method	While we have not adopted a formal policy regarding the timing of equity awards, the Compensation Committee has historically made annual equity award grants to our NEOs during the first quarter of the fiscal year. The timing of initial grants is driven by the date of hire of our new employees. The Board of Directors and Compensation Committee meeting schedules, for review and approval of annual grants, are usually established several months in advance for the calendar year. We do not time the granting of RSUs or stock options with any favorable or unfavorable news released by the Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false